Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jan. 01, 2016
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 2	SFr (2)
Proceeds from transfer of assets	3,148	5,252
Cash received on interests that continue to be held	35	74
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(1)	4
Proceeds from transfer of assets	4,898	8,416
Servicing fees	2	1
Cash received on interests that continue to be held	262	204
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	17	11
Proceeds from transfer of assets	1,305	636
Impact of ASU 2015-2 implementation not included in the amount of proceeds from transfer of assets			SFr 3,109
Servicing fees	61
Cash received on interests that continue to be held	SFr 1	SFr 3